Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Abstract]
Reclassification adjustment for realized gains on short-term investments, other than equity securities	$ 0	$ (208)